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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ______
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      QVT Financial LP
Address:   1177 Avenue of the Americas, 9th Floor,
           New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tracy Fu
Title: Managing Member of QVT Financial GP LLC (General Partner of QVT Financial LP)
Phone:   (212) 705-8888

Signature, Place, and Date of Signing:

    /s/ Tracy Fu                 New York, NY                 May 15, 2013
------------------------   -----------------------   ---------------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  1500962
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
       COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- --------------------------- ---------- -------- -------------------
                                                                 AMOUNT AND TYPE OF SECURITY                       VOTING AUTHORITY
                                                                 ---------------------------                     -------------------
                                                          VALUE    SHR OR                   INVESTMENT  OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  SH/PRN  PUT/CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- ------  -------- ---------- -------- -------- ------ ----
ACHILLION PHARMACEUTICALS IN COM              00448Q201    93569  10967853 SH               DEFINED             10967853      0    0
ANACOR PHARMACEUTICALS INC   COM              032420101     8546   1322849 SH               DEFINED              1322849      0    0
ARENA PHARMACEUTICALS INC    COM              040047102     6795    827650 SH               DEFINED               827650      0    0
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119        0   1651796 SH               DEFINED              1651796      0    0
ARRAY BIOPHARMA INC          COM              04269X105    21113   4300000 SH               DEFINED              4300000      0    0
ASBURY AUTOMOTIVE GROUP INC  COM              043436104    28875    787006 SH               DEFINED               787006      0    0
BANK OF AMERICA CORPORATION  COM              060505104     8404    690000 SH      PUT      DEFINED               690000      0    0
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107    22049    997220 SH               DEFINED               997220      0    0
CAPITAL ONE FINL CORP        COM              14040H105    44550    810735 SH               DEFINED               810735      0    0
CBRE GROUP INC               CL A             12504L109     9553    378326 SH               DEFINED               378326      0    0
CHINA ZENIX AUTO INTL LTD    ADS              16951E104     8411   3047200 SH               DEFINED              3047200      0    0
CITIGROUP INC                COM NEW          172967424    21083    476552 SH               DEFINED               476552      0    0
CLOVIS ONCOLOGY INC          COM              189464100    18170    633747 SH               DEFINED               633747      0    0
CMS ENERGY CORP              NOTE 5.500% 6/1  125896BD1     5128   2500000 PRN              DEFINED              2500000      0    0
COMMUNITY HEALTH SYS INC NEW COM              203668108    16174    341300 SH               DEFINED               341300      0    0
CREE INC                     COM              225447101    32826    600000 SH      PUT      DEFINED               600000      0    0
DST SYS INC DEL              COM              233326107    35192    493783 SH               DEFINED               493783      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401    39875   3723172 SH               DEFINED              3723172      0    0
GREEN DOT CORP               CL A             39304D102     9209    551100 SH               DEFINED               551100      0    0
HALOZYME THERAPEUTICS INC    COM              40637H109    19750   3425913 SH               DEFINED              3425913      0    0
HCA HOLDINGS INC             COM              40412C101    15618    384400 SH               DEFINED               384400      0    0

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
ILLUMINA INC                 NOTE 0.625% 2/1  452327AB5    39861  16135000 PRN              DEFINED             16135000      0    0
INFINITY PHARMACEUTICALS INC COM              45665G303    78304   1615510 SH               DEFINED              1615510      0    0
INTERMUNE INC                COM              45884X103    37441   4137144 SH               DEFINED              4137144      0    0
INTERMUNE INC                NOTE 2.500%12/1  45884XAF0    18862  18000000 PRN              DEFINED             18000000      0    0
JPMORGAN CHASE & CO          COM              46625H100    30564    644000 SH               DEFINED               644000      0    0
KERYX BIOPHARMACEUTICALS INC COM              492515101     6425    912000 SH               DEFINED               912000      0    0
LEGG MASON INC               COM              524901105    27076    842168 SH               DEFINED               842168      0    0
LIBERTY MEDIA CORP NEW       DEB 3.125% 3/3   530718AF2     8157   5000000 PRN              DEFINED              5000000      0    0
LOWES COS INC                COM              548661107    21439    565380 SH               DEFINED               565380      0    0
MEDIVATION INC               COM              58501N101    30829    659304 SH               DEFINED               659304      0    0
MEDIVATION INC               NOTE 2.625% 4/0  58501NAA9    34705  28000000 PRN              DEFINED             28000000      0    0
NATIONAL BK HLDGS CORP       CL A             633707104     7568    413550 SH               DEFINED               413550      0    0
OCWEN FINL CORP              COM NEW          675746309    20450    539300 SH      PUT      DEFINED               539300      0    0
ONCOGENEX PHARMACEUTICALS IN COM              68230A106     4207    400000 SH               DEFINED               400000      0    0
OPTIMER PHARMACEUTICALS INC  COM              68401H104    14635   1229800 SH               DEFINED              1229800      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS          L7257P106     3331    329815 SH               DEFINED               329815      0    0
PALATIN TECHNOLOGIES INC     COM PAR $ .01    696077403     1982   3873000 SH               DEFINED              3873000      0    0
PEREGRINE SEMICONDUCTOR CORP COM              71366R703     4885    500000 SH               DEFINED               500000      0    0
PHARMACYCLICS INC            COM              716933106    54093    672721 SH               DEFINED               672721      0    0
QLT INC                      COM              746927102     5525    625000 SH               DEFINED               625000      0    0
REALTY INCOME CORP           COM              756109104     9070    200000 SH      CALL     DEFINED               200000      0    0
REPROS THERAPEUTICS INC      *W EXP 02/08/201 76028H126     9078    708969 SH               DEFINED               708969      0    0
REPROS THERAPEUTICS INC      COM NEW          76028H209    15916   1040588 SH               DEFINED              1040588      0    0
REPROS THERAPEUTICS INC      *W EXP 02/08/201 76028H118    13369    874635 SH               DEFINED               874635      0    0
ROWAN COMPANIES PLC          SHS CL A         G7665A101    39669   1121854 SH               DEFINED              1121854      0    0
SALESFORCE COM INC           NOTE 0.750% 1/1  79466LAB0   110580  52500000 PRN              DEFINED             52500000      0    0
SBA COMMUNICATIONS CORP      NOTE 4.000%10/0  78388JAM8    41930  17500000 PRN              DEFINED             17500000      0    0
SCORPIO TANKERS INC          SHS              Y7542C106    31895   3723284 SH               DEFINED              3723284      0    0
SYNTA PHARMACEUTICALS CORP   COM              87162T206    11516   1339085 SH               DEFINED              1339085      0    0
TENET HEALTHCARE CORP        COM NEW          88033G407    74976   1575793 SH               DEFINED              1575793      0    0
THE9 LTD                     ADR              88337K104     1723    752963 SH               DEFINED               752963      0    0

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
TRANSOCEAN LTD               REG SHS          H8817H100    31812    612243 SH               DEFINED               612243      0    0
TRANZYME INC                 COM              89413J102      574   1145655 SH               DEFINED              1145655      0    0
UNIVERSAL DISPLAY CORP       COM              91347P105     8829    300000 SH      PUT      DEFINED               300000      0    0
VERASTEM INC                 COM              92337C104     2524    271101 SH               DEFINED               271101      0    0
VIVUS INC                    COM              928551100    91814   8346697 SH               DEFINED              8346697      0    0
WELLS FARGO & CO NEW         COM              949746101    16072    434500 SH               DEFINED               434500      0    0
WESCO INTL INC               DBCV 6.000% 9/1  95082PAH8    50000  19000000 PRN              DEFINED             19000000      0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100    24386   1706509 SH               DEFINED              1706509      0    0

SUMMARY:
Total Number of Securities is 60
Total Value in 1000s is 1500962